Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2023 USD ($) $ / shares shares
Common stock par or stated value per share | $ / shares	$ 0.001
Common stock shares authorized	240,000,000
Common stock shares issued	14,531,511
Common stock shares outstanding	14,531,511
Accumulated depreciation on property plant and equipment | $	$ 553,087
Finite lived intangible asset accumulated depreciation | $	43,172
Promissory Note [Member]
Unamortized debt discount current other than related parties | $	5,409
Nonrelated Party [Member] | Convertible Debt [Member]
Unamortized debt discount current other than related parties | $	$ 0
Alpha Healthcare Acquisition Corp. III [Member]
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Temporary Equity, Shares Authorized	100,000,000
Temporary Equity, Shares Issued	15,444,103
Temporary Equity, Shares Outstanding	15,444,103
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	100,000,000
Common stock shares issued	463,882
Common stock shares outstanding	463,882
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	10,000,000
Common stock shares issued	3,861,026
Common stock shares outstanding	3,861,026
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	41,000,000
Temporary Equity, Shares Issued	5,090,693
Temporary Equity, Shares Outstanding	5,090,693
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	75,500,000
Temporary Equity, Shares Issued	73,560,390
Temporary Equity, Shares Outstanding	73,560,390
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	34,622,470
Temporary Equity, Shares Issued	33,801,226
Temporary Equity, Shares Outstanding	33,801,226
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	19,968,051
Temporary Equity, Shares Issued	19,968,051
Temporary Equity, Shares Outstanding	19,968,051